Sterling Capital Kentucky Intermediate Tax-Free Fund

Schedule of Portfolio Investments
June 30, 2020 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — 97.5%
	Kentucky — 97.5%
$210,000	Bowling Green, KY, Advance Refunding G.O., Series C, Callable 6/1/26 @ 102, 4.000%, 6/1/27	$253,652
300,000	Bowling Green, KY, Independent School District Finance Corp., School Improvements Revenue, (State Intercept), 5.000%, 8/1/24	351,603
115,000	Boyle County School District Finance Corp., School Improvements Revenue Bonds, (State Intercept), 3.000%, 2/1/22	119,224
250,000	Campbell Kenton & Boone Counties Sanitation District No. 1, Advance Refunding Revenue, Callable 8/1/26 @ 100, 5.000%, 8/1/29	310,513
195,000	Commonwealth of Kentucky, Certificate of Participation, Public Facilities, State Office Building Project, Callable 4/15/28 @ 100, OID, 4.000%, 4/15/48	216,974
300,000	Commonwealth of Kentucky, Certificate of Participation, Public Improvements, Callable 6/15/25 @ 100, 5.000%, 6/15/34	348,813
300,000	Eastern Kentucky University, Refunding Revenue, Series A, (State Intercept), 5.000%, 4/1/24	337,806
300,000	Eastern Kentucky University, University & College Improvements Revenue, Series A (State Intercept), 5.000%, 4/1/25	346,158
250,000	Fayette County School District Finance Corp., School Improvements Revenue, Series A, Callable 5/1/26 @ 100, (State Intercept), 4.000%, 5/1/38	278,913
150,000	Franklin County, KY, Public Properties Corp., Justice Center Project, Advance Refunding Revenue, 4.000%, 4/1/28	177,983
200,000	Hopkinsville, KY, Refunding G.O., Series A, 4.000%, 10/1/24	228,372
300,000	Jefferson County, KY, School District Finance Corp., School Improvements Revenue Bonds, Series C, Callable 12/1/25 @ 100, (State Intercept), 4.000%, 12/1/28	345,687
255,000	Jefferson County, KY, School District Finance Corp., School Improvements Revenue, Series A, Callable 4/1/25 @ 100, 5.000%, 4/1/27	302,825
125,000	Kenton County Airport Board, Airport & Marina Improvements Revenue, Callable 1/1/29 @ 100, 5.000%, 1/1/31	158,693
135,000	Kenton County, KY, Refunding Revenue, G.O., Series A, 5.000%, 4/1/27	170,148
250,000	Kentucky Asset/Liability Commission, Project Notes, Federal Highway Trust Transit Improvements Revenue, First Series, Callable 9/1/23 @ 100, 5.250%, 9/1/25	280,445
400,000	Kentucky Association of Counties Finance Corp., Public Improvements Revenue, First Series B, 4.000%, 2/1/25	455,072
200,000	Kentucky Association of Counties Finance Corp., Water Utility Improvements Revenue, Series B, 5.000%, 2/1/26	242,994
210,000	Kentucky Bond Development Corp., Recreational Facility Improvements Revenue, Callable 9/1/28 @ 100, 5.000%, 9/1/35	240,503

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Kentucky — (continued)
$120,000	Kentucky Infrastructure Authority, Wastewater & Drinking Water Revolving, Advance Refunding Revenue, Callable 2/1/26 @ 100, 5.000%, 2/1/27	$146,600
250,000	Kentucky Rural Water Finance Corp., Flexible Term Program, Refunding & Improvements Revenue, Series B, Callable 7/27/20 @ 100, 4.000%, 2/1/21	250,525
130,000	Kentucky State Property & Building Commission, Project No. 112, Series A, Public Improvements Revenue, Callable 2/1/26 @ 100, 5.000%, 2/1/27	149,486
200,000	Kentucky State Property & Building Commission, Project No. 114, University & College Improvements Revenue, Callable 10/1/26 @ 100, 5.000%, 10/1/28	246,500
250,000	Kentucky State Property & Building Commission, Project No. 116, University & College Improvements Revenue, (AGM-State Intercept), 5.000%, 10/1/26	309,570
200,000	Kentucky State Property & Building Commission, Project No. 117, Series B, Public Improvements Revenue, Callable 5/1/27 @ 100, 5.000%, 5/1/28	234,642
270,000	Kentucky State Property & Building Commission, Project No. 119, Public Improvements Revenue, Callable 5/1/28 @ 100, 5.000%, 5/1/37	310,989
280,000	Kentucky State Property & Building Commission, Refunding Revenue, Callable 8/1/25 @ 100, 5.000%, 8/1/31	312,567
200,000	Kentucky Turnpike Authority, Revitalization Project, Advance Refunding Revenue, Series B, 5.000%, 7/1/25	231,252
250,000	Laurel County, KY, Correctional Facilities Improvements G.O., Series A, Callable 5/1/27 @ 100, (BAM), 5.000%, 5/1/28	315,493
300,000	Laurel County, KY, School District Finance Corp., Refunding Revenue, Callable 3/1/25 @ 100 (State Intercept), 4.000%, 6/1/25	343,044
250,000	Lexington-Fayette, KY, Urban County Government Public Facilities Corp., Court Facilities Project, Current Refunding Revenue Bonds, Callable 10/1/26 @ 100, 5.000%, 10/1/27	312,785
325,000	Louisville & Jefferson County, KY, Metropolitan Government, Center City Project, Refunding Notes, G.O., Callable 12/1/25 @ 100, 5.000%, 12/1/28	399,015
250,000	Louisville & Jefferson County, KY, Metropolitan Government, Refunding G.O., Series F, Callable 11/1/24 @ 100, 4.000%, 11/1/26	285,635
200,000	Louisville & Jefferson County, KY, Metropolitan Sewer District, Sewer Improvements Revenue, Series A, 5.000%, 5/15/25	242,802
250,000	Louisville & Jefferson County, KY, Metropolitan Sewer District, Sewer Refunding Revenue, Series A, Callable 11/15/21 @ 100, 5.000%, 5/15/30	264,713

See accompanying Notes to the Schedule of Portfolio Investments.

Sterling Capital Kentucky Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)
June 30, 2020 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Kentucky — (continued)
$160,000	Louisville Water Co., Metro Government Waterworks Board, Water Utility Improvements Revenue, 5.000%, 11/15/24	$191,438
170,000	McCracken County School District Finance Corp., School Building Revenue Bonds, School Improvements Revenue, (State Intercept), 5.000%, 6/1/22	183,940
300,000	Murray, KY, School District Finance Corp., School Improvements Revenue, (State Intercept), 5.000%, 3/1/27	375,567
200,000	Northern Kentucky University, University & College Improvements Revenue, Series A, Callable 9/1/26 @ 100, (AGM-State Intercept), 4.000%, 9/1/29	226,970
105,000	Northern Kentucky Water District, Refunding Revenue, Series B, Callable 8/1/23 @ 100, 4.000%, 2/1/24	116,519
250,000	Owensboro, KY, Public Improvements G.O., Series A, 4.000%, 5/1/22	265,307
200,000	Russell, KY, Bon Secours Health System, Refunding Revenue, Callable 11/1/22 @ 100, 5.000%, 11/1/26	220,580
250,000	Taylor County, KY, Public Courthouse Corp., Justice Center Project, Refunding Revenue, Callable 9/1/26 @ 100, 4.000%, 9/1/27	286,377
	Total Municipal Bonds
	(Cost $10,755,653)	11,388,694

Shares		Fair Value
MONEY MARKET FUND — 1.8%
208,057	Federated Treasury Obligations Fund, Institutional Shares, 0.10%(a)	$208,057
	Total Money Market Fund
	(Cost $208,057)	208,057
Total Investments — 99.3%
(Cost $10,963,710)		11,596,751
Net Other Assets (Liabilities) — 0.7%		79,729
NET ASSETS — 100.0%		$11,676,480

(a)	Represents the current yield as of report date.

AGM — Assured Guaranty Municipal Corp.

BAM — Build America Mutual

G.O. — General Obligation

OID — Original Issue Discount

Continued

Sterling Capital Funds

Notes to Schedule of Portfolio Investments - Sterling Capital Kentucky Intermediate Tax-Free Fund
June 30, 2020 (Unaudited)

1.	Organization:

Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company established as a Massachusetts business trust.

The Trust offers shares of Sterling Capital Kentucky Intermediate Tax-Free Fund (referred to as the “Fund”), among other series of the Trust.

The Fund is a “non-diversified” fund, as defined in the 1940 Act, which means it may invest in the securities of a limited number of issuers.

2.	Significant Accounting Policies:

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the FinancialAccounting Standards Board (“FASB”)Accounting Standard Codification Topic 946 Financial Services-Investment Companies.The following is a summary of significant accounting policies followed by the Fund.The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”).The preparation of this schedule requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the schedule and the reported amount of income and expense for the reporting period. Actual results could differ from those estimates.

Securities Valuation — Investments of the Fund in securities traded on a national securities exchange or in the over-the-counter market are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities traded on NASDAQ), typically 4:00 PM ET or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The Fund may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange-traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board.

Fair Value Measurements — The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:

● Level 1 – quoted prices in active markets for identical securities

● Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

● Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended June 30, 2020, there were no significant changes to the valuation policies and procedures.

Sterling Capital Funds

Notes to Schedule of Portfolio Investments - Sterling Capital Kentucky Intermediate Tax-Free Fund — (continued)
June 30, 2020 (Unaudited)

The summary of inputs used to determine the fair value of the Fund’s investments as of June 30, 2020 is as follows:

	Level 1– Quoted Prices		Level 2– Other Significant Observable Inputs		Level 3– Significant Unobservable Inputs	Total
Assets:
Investments in Securities
Sterling Capital Kentucky Intermediate Tax-Free Fund	$208,057	(a)	$11,388,694	(b)	$—	$11,596,751

(a)	Represents money market funds and/or certain preferred stocks.

(b)	Industries, countries or security types are disclosed in the Schedule of Portfolio Investments.

Cash and Cash Equivalents — The Fund considers liquid assets deposited with a bank, and certain short term debt instruments with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments.The Fund may invest its excess cash in the Federated Treasury Obligations Fund or a similar money market fund or other short-term investment.

Credit Enhancements — Certain obligations held in the Fund have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e., AMBAC).

Mortgage Dollar Rolls — The Fund may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that a Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for a Fund, and the income from these investments will generate income for a Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of a Fund compared with what the performance would have been without the use of dollar rolls. The Fund accounts for mortgage dollar roll transactions as purchases and sales. The Fund does not hold any mortgage dollar rolls during the period.

When-Issued — The Fund may purchase securities on a “when-issued” basis. The Fund records when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Fund commencing with the date the Fund agrees to purchase the securities. The Fund does not accrue interest or dividends on “when-issued” securities until the underlying securities are received.

3.	Concentration of Credit Risk:

The Fund invests primarily in debt instruments of municipal issuers in their respective states. The issuers’ abilities to meet their obligations may be affected by economic developments in a specific state or region.

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